Fair Value Measurements - Narrative (Details) - Recurring Basis [Member] - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018
Fair Value, Inputs, Level 2 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long-term Debt, Fair Value	$ 2,039.0	$ 1,881.0
Other Assets [Member] | Egypt, Pounds
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other Assets	1.0	0.7
Other Noncurrent Assets [Member] | Angola, Kwanza
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other Assets	$ 1.9	$ 1.7